Risk/Return Detail Data - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund III
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Growth Opportunities Portfolio /Initial Class, Service Class, and Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Growth Opportunities Portfolio seeks to provide capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 68 % of the average value of its portfolio.
Portfolio Turnover, Rate	68.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company LLC (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	42.59%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(26.51%)
Performance Table Heading	Average Annual Returns
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Initial Class
Risk/Return:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.63%	[1]
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786
2013	37.90%
2014	12.20%
2015	5.61%
2016	0.37%
2017	34.47%
2018	12.46%
2019	40.84%
2020	68.66%
2021	11.94%
2022	(38.15%)
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Service Class
Risk/Return:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.10%
Total annual operating expenses	0.73%	[1]
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Service Class 2
Risk/Return:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.88%	[1]
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Return Before Taxes | VIP Growth Opportunities Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	(38.15%)
Past 5 years	13.09%
Past 10 years	15.09%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Return Before Taxes | VIP Growth Opportunities Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	(38.21%)
Past 5 years	12.97%
Past 10 years	14.98%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Return Before Taxes | VIP Growth Opportunities Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	(38.32%)
Past 5 years	12.80%
Past 10 years	14.81%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | RS004
Risk/Return:
Label	Russell 1000® Growth Index
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | F0911
Risk/Return:
Label

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.